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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  120 South LaSalle Street, Suite 1320
          ---------------------------------
          Chicago, IL  60603
          ---------------------------------

13F File Number:  28-4021
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Kendall
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3997
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Stephen F. Kendall       Chicago, IL           November 3, 2010
    ---------------------   -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    13F File Number     Name


    ---------------     --------------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     73
                                            ---------------------
Form 13F Information Table Value Total:     $223,622
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                              TITLE OF                  VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS(1) SOLE   SHARED   NONE
------------------            ---------   ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
A. Schulman, Inc.             COM         808194104   2,438       121,000 SH         Sole                      121,000
Amerigroup Corporation        COM         03073T102   4,183        98,500 SH         Sole                       98,500
Anixter International Inc.    COM         035290105   2,273        42,100 SH         Sole                       42,100
Arris Group, Inc.             COM         04269Q100   2,226       227,824 SH         Sole                      227,824
ArvinMeritor, Inc.            COM         043353101   3,362       216,327 SH         Sole                      216,327
Asbury Automotive
Group, Inc.                   COM         043436104   5,186       368,557 SH         Sole                      368,557
Aspen Insurance
Holdings Limited              SHS         G05384105   3,366       111,173 SH         Sole                      111,173
B&G Foods, Inc.               CLA         05508R106   2,459       225,200 SH         Sole                      225,200
Beacon Roofing Supply, Inc.   COM         073685109   1,702       116,789 SH         Sole                      116,789
Benchmark Electronics, Inc.   COM         08160H101   3,517       214,439 SH         Sole                      214,439
Big 5 Sporting Goods
Corporation                   COM         08915P101   3,511       261,622 SH         Sole                      261,622
Big Lots, Inc.                COM         089302103   5,473       164,600 SH         Sole                      164,600
Black Box Corporation         COM         091826107   2,796        87,212 SH         Sole                       87,212
Brady Corporation             CLA         104674106   2,710        92,900 SH         Sole                       92,900
Bristow Group Inc.            COM         110394103   2,486        68,900 SH         Sole                       68,900
CAI International, Inc.       COM         12477X106   3,246       213,950 SH         Sole                      213,950
CBIZ, Inc.                    COM         124805102     447        75,400 SH         Sole                       75,400
Chemed Corporation            COM         16359R103   3,207        56,300 SH         Sole                       56,300
Cincinnati Bell Inc.          COM         171871106   3,539     1,325,328 SH         Sole                    1,325,328
Columbia Banking
System, Inc.                  COM         197236102   3,012       153,300 SH         Sole                      153,300
Columbus McKinnon
Corporation                   COM         199333105   2,964       178,650 SH         Sole                      178,650
CoreLogic, Inc.               COM         21871D103   2,828       147,600 SH         Sole                      147,600
Delphi Financial Group, Inc.  CLA         247131105   3,450       138,062 SH         Sole                      138,062
Douglas Dynamics, Inc.        COM         25960R105   2,380       192,700 SH         Sole                      192,700
Dynamex Inc.                  COM         26784F103   1,930       126,584 SH         Sole                      126,584
Energy Partners, LTD.         COM         29270U303   1,673       139,300 SH         Sole                      139,300
First Financial Bancorp       COM         320209109   4,060       243,400 SH         Sole                      243,400
Five Star Quality Care, Inc.  COM         33832D106   2,717       538,045 SH         Sole                      538,045
GP Strategies Corporation     COM         36225V104   2,736       301,000 SH         Sole                      301,000
Generac Holdings, Inc.        COM         368736104   2,361       173,076 SH         Sole                      173,076
General Cable Corporation     COM         369300108   2,764       101,900 SH         Sole                      101,900
GrafTech International Ltd.   COM         384313102   3,431       219,500 SH         Sole                      219,500
Group 1 Automotive, Inc.      COM         398905109   2,913        97,500 SH         Sole                       97,500
Harman International
Industries                    COM         413086109   2,536        75,900 SH         Sole                       75,900
Heidrick & Struggles
Int'l., Inc.                  COM         422819102   2,467       126,665 SH         Sole                      126,665
Intermec, Inc.                COM         458786100   2,139       174,500 SH         Sole                      174,500
Jos. A. Bank Clothiers, Inc.  COM         480838101   4,855       113,934 SH         Sole                      113,934
Kennametal Inc.               COM         489170100   3,480       112,500 SH         Sole                      112,500
Key Energy Services, Inc.     COM         492914106   1,498       157,534 SH         Sole                      157,534

                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                              TITLE OF                  VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS(1) SOLE   SHARED   NONE
------------------            ---------   ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
Kraton Performance
Polymers, Inc.                COM         50077C106   2,291        84,400 SH         Sole                       84,400
MB Financial, Inc.            COM         55264U108   2,921       180,100 SH         Sole                      180,100
McCormick & Schmick's
Seafood                       COM         579793100   2,178       279,900 SH         Sole                      279,900
Middleby Corporation          COM         596278101   3,791        59,800 SH         Sole                       59,800
Modine Manufacturing Company  COM         607828100   2,663       205,300 SH         Sole                      205,300
Monotype Imaging
Holdings Inc.                 COM         61022P100   2,716       296,800 SH         Sole                      296,800
NV Energy Inc.                COM         67073Y106   3,458       263,000 SH         Sole                      263,000
NeuStar, Inc.                 CLA         64126X201   3,008       121,000 SH         Sole                      121,000
ON Semiconductor Corporation  COM         682189105   3,583       496,994 SH         Sole                      496,994
Ocwen Financial Corporation   COM         675746309   2,824       278,500 SH         Sole                      278,500
Park Sterling Bank            COM NEW     70086W109   2,540       416,400 SH         Sole                      416,400
Penson Worldwide, Inc.        COM         709600100   1,482       296,900 SH         Sole                      296,900
Pharmaceutical Product
Development                   COM         717124101   3,659       147,600 SH         Sole                      147,600
R. R. Donnelley & Sons
Company                       COM         257867101   2,839       167,400 SH         Sole                      167,400
RF Micro Devices, Inc.        COM         749941100   3,083       502,100 SH         Sole                      502,100
Reinsurance Group
Of America, Inc.              COM         759351604   4,551        94,247 SH         Sole                       94,247
Rudolph Technologies, Inc.    COM         781270103   1,694       203,900 SH         Sole                      203,900
SFN Group, Inc.               COM         784153108   3,365       559,900 SH         Sole                      559,900
SYNNEX Corporation            COM         87162W100   3,800       135,054 SH         Sole                      135,054
Signet Jewelers Limited       SHS         G81276100   5,224       164,600 SH         Sole                      164,600
Sun Healthcare Group, Inc.    COM         866933401   2,681       316,500 SH         Sole                      316,500
Symetra Financial
Corporation                   COM         87151Q106   3,061       292,600 SH         Sole                      292,600
Syniverse Holdings, Inc.      COM         87163F106   5,359       236,400 SH         Sole                      236,400
TNS, Inc.                     COM         872960109   3,553       209,600 SH         Sole                      209,600
Teleflex Incorporated         COM         879369106   3,953        69,620 SH         Sole                       69,620
Textainer Group Holdings
Limited                       SHS         G8766E109   3,423       128,000 SH         Sole                      128,000
The Dress Barn, Inc.          COM         261570105   3,871       163,000 SH         Sole                      163,000
The Hanover Insurance
Group, Inc.                   COM         410867105   4,958       105,500 SH         Sole                      105,500
TradeStation Group, Inc.      COM         89267P105   2,147       326,300 SH         Sole                      326,300
Triumph Group, Inc.           COM         896818101   4,513        60,500 SH         Sole                       60,500
United Rentals, Inc.          COM         911363109   2,860       192,700 SH         Sole                      192,700
Validus Holdings, Ltd.        SHS         G9319H102   2,486        94,300 SH         Sole                       94,300
Virtusa Corporation           COM         92827P102   3,249       335,316 SH         Sole                      335,316
Wilmington Trust Corporation  COM         971807102   1,517       168,900 SH         Sole                      168,900
TOTAL                                               223,622